UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2011




[LOGO OF USAA]
   USAA(R)





PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
SEPTEMBER 30, 2011
                                                                      (Form N-Q)

48705-1111                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
September 30, 2011 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            LONG POSITIONS (96.6%)

            COMMON STOCKS (20.4%)(a)

            CONSUMER DISCRETIONARY (3.3%)
            -----------------------------
            APPAREL RETAIL (0.4%)
    11,700  Foot Locker, Inc.                                         $       235
     7,800  Limited Brands, Inc.                                              300
                                                                      -----------
                                                                              535
                                                                      -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     2,100  PVH Corp.                                                         122
       600  VF Corp.                                                           73
                                                                      -----------
                                                                              195
                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.2%)
     2,500  Autoliv, Inc.                                                     121
     3,500  TRW Automotive Holdings Corp.*                                    115
                                                                      -----------
                                                                              236
                                                                      -----------
            BROADCASTING (0.2%)
    10,100  CBS Corp. "B"                                                     206
                                                                      -----------
            CABLE & SATELLITE (0.2%)
    12,400  Comcast Corp. "A"                                                 259
                                                                      -----------
            CASINOS & GAMING (0.2%)
     2,100  Wynn Resorts Ltd.                                                 242
                                                                      -----------
            DEPARTMENT STORES (0.3%)
     1,800  Dillard's, Inc. "A"                                                78
     4,400  Macy's, Inc.                                                      116
     3,300  Nordstrom, Inc.                                                   151
                                                                      -----------
                                                                              345
                                                                      -----------
            HOME FURNISHINGS (0.1%)
     3,200  Tempur-Pedic International, Inc.*                                 168
                                                                      -----------
            HOMEFURNISHING RETAIL (0.2%)
     6,300  Aaron's, Inc.                                                     159
     3,100  Williams-Sonoma, Inc.                                              95
                                                                      -----------
                                                                              254
                                                                      -----------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
     2,600  Wyndham Worldwide Corp.                                            74
                                                                      -----------
            HOUSEWARES & SPECIALTIES (0.1%)
     1,600  Tupperware Brands Corp.                                            86
                                                                      -----------
            INTERNET RETAIL (0.2%)
       600  Priceline.com, Inc.*                                              270
                                                                      -----------
            LEISURE PRODUCTS (0.4%)
     8,700  Mattel, Inc.                                                      225

================================================================================

1  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
     6,000  Polaris Industries, Inc.                                  $       300
                                                                      -----------
                                                                              525
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.1%)
    12,200  News Corp. "A"                                                    189
                                                                      -----------
            RESTAURANTS (0.1%)
     4,300  Brinker International, Inc.                                        90
                                                                      -----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
     1,400  Weight Watchers International, Inc.                                82
                                                                      -----------
            SPECIALTY STORES (0.2%)
     3,800  PetSmart, Inc.                                                    162
     3,900  Signet Jewelers Ltd.*                                             132
                                                                      -----------
                                                                              294
                                                                      -----------
            Total Consumer Discretionary                                    4,050
                                                                      -----------
            CONSUMER STAPLES (1.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     3,500  Bunge Ltd.                                                        204
     3,300  Corn Products International, Inc.                                 129
                                                                      -----------
                                                                              333
                                                                      -----------
            FOOD RETAIL (0.1%)
     1,800  Whole Foods Market, Inc.                                          118
                                                                      -----------
            PACKAGED FOODS & MEAT (0.6%)
     3,700  Hershey Co.                                                       219
     9,800  Kraft Foods, Inc. "A"                                             329
     6,700  Smithfield Foods, Inc.*                                           131
     5,200  Tyson Foods, Inc. "A"                                              90
                                                                      -----------
                                                                              769
                                                                      -----------
            PERSONAL PRODUCTS (0.1%)
     3,200  Herbalife Ltd.                                                    171
                                                                      -----------
            SOFT DRINKS (0.3%)
     8,000  Coca Cola Enterprises, Inc.                                       199
     2,400  Hansen Natural Corp.*                                             210
                                                                      -----------
                                                                              409
                                                                      -----------
            TOBACCO (0.3%)
     5,000  Philip Morris International, Inc.                                 312
                                                                      -----------
            Total Consumer Staples                                          2,112
                                                                      -----------
            ENERGY (1.9%)
            -------------
            INTEGRATED OIL & GAS (0.6%)
     3,400  Chevron Corp.                                                     314
     4,100  ConocoPhillips                                                    260
     7,800  Marathon Oil Corp.                                                168
                                                                      -----------
                                                                              742
                                                                      -----------
            OIL & GAS DRILLING (0.1%)
     7,300  Patterson-UTI Energy, Inc.                                        127
                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
     3,700  National-Oilwell Varco, Inc.                                      190
     2,700  Oceaneering International, Inc.                                    95
     3,400  RPC, Inc.                                                          55
     3,000  Seacor Holdings, Inc.                                             241
     3,000  Superior Energy Services, Inc.*                                    79
                                                                      -----------
                                                                              660
                                                                      -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     3,200  EQT Corp.                                                 $       171
     2,100  St. Mary Land & Exploration Co.                                   127
                                                                      -----------
                                                                              298
                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.4%)
     2,600  HollyFrontier Corp.                                                68
    10,100  Tesoro Corp.*                                                     197
    10,900  Valero Energy Corp.                                               194
                                                                      -----------
                                                                              459
                                                                      -----------
            Total Energy                                                    2,286
                                                                      -----------
            FINANCIALS (3.8%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    22,800  American Capital Ltd.*                                            156
                                                                      -----------
            CONSUMER FINANCE (0.3%)
     6,400  Capital One Financial Corp.                                       254
     6,300  Discover Financial Services                                       144
                                                                      -----------
                                                                              398
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.3%)
     4,500  AFLAC, Inc.                                                       157
     8,200  Unum Group                                                        172
                                                                      -----------
                                                                              329
                                                                      -----------
            MULTI-LINE INSURANCE (0.1%)
     3,800  Assurant, Inc.                                                    136
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.3%)
     5,600  Chubb Corp.                                                       336
                                                                      -----------
            REGIONAL BANKS (0.7%)
    29,000  KeyCorp                                                           172
     2,100  M&T Bank Corp.                                                    147
    48,300  Regions Financial Corp.                                           161
     8,400  SunTrust Banks, Inc.                                              151
    13,800  Zions Bancorp.                                                    194
                                                                      -----------
                                                                              825
                                                                      -----------
            REINSURANCE (0.1%)
     1,800  Reinsurance Group of America, Inc. "A"                             83
                                                                      -----------
            REITs - DIVERSIFIED (0.2%)
     2,600  Vornado Realty Trust                                              194
                                                                      -----------
            REITs - MORTGAGE (0.2%)
     7,900  American Capital Agency Corp.                                     214
                                                                      -----------
            REITs - OFFICE (0.1%)
     3,000  SL Green Realty Corp.                                             174
                                                                      -----------
            REITs - SPECIALIZED (0.6%)
     5,300  Hospitality Properties Trust                                      112
     2,800  Public Storage                                                    312
     8,450  Rayonier, Inc.                                                    311
                                                                      -----------
                                                                              735
                                                                      -----------
            SPECIALIZED FINANCE (0.6%)
     1,300  CME Group, Inc.                                                   320
     2,000  IntercontinentalExchange, Inc.*                                   237
     5,500  NASDAQ OMX Group, Inc.*                                           127
     3,700  NYSE Euronext                                                      86
                                                                      -----------
                                                                              770
                                                                      -----------

================================================================================

3  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    26,600  People's United Financial, Inc.                           $       303
                                                                      -----------
            Total Financials                                                4,653
                                                                      -----------
            HEALTH CARE (3.3%)
            ------------------
            BIOTECHNOLOGY (0.3%)
     3,000  Biogen Idec, Inc.*                                                279
     2,800  United Therapeutics Corp.*                                        105
                                                                      -----------
                                                                              384
                                                                      -----------
            HEALTH CARE DISTRIBUTORS (0.2%)
     6,300  AmerisourceBergen Corp.                                           235
                                                                      -----------
            HEALTH CARE EQUIPMENT (0.2%)
    21,100  Boston Scientific Corp.*                                          125
     1,300  IDEXX Laboratories, Inc.*                                          89
                                                                      -----------
                                                                              214
                                                                      -----------
            HEALTH CARE SUPPLIES (0.2%)
     3,400  Cooper Companies, Inc.                                            269
                                                                      -----------
            MANAGED HEALTH CARE (1.5%)
     8,600  Aetna, Inc.                                                       313
     4,300  CIGNA Corp.                                                       180
     8,900  Coventry Health Care, Inc.*                                       257
     4,400  Health Net, Inc.*                                                 104
     4,500  Humana, Inc.                                                      327
     6,400  UnitedHealth Group, Inc.                                          295
     5,000  WellPoint, Inc.                                                   327
                                                                      -----------
                                                                            1,803
                                                                      -----------
            PHARMACEUTICALS (0.9%)
    11,300  Bristol-Myers Squibb Co.                                          355
     4,300  Eli Lilly and Co.                                                 159
     2,800  Forest Laboratories, Inc.*                                         86
     7,000  Merck & Co., Inc.                                                 229
    15,500  Pfizer, Inc.                                                      274
                                                                      -----------
                                                                            1,103
                                                                      -----------
            Total Health Care                                               4,008
                                                                      -----------
            INDUSTRIALS (2.1%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
     3,300  General Dynamics Corp.                                            188
     6,400  Northrop Grumman Corp.                                            334
                                                                      -----------
                                                                              522
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.5%)
     3,300  Chicago Bridge & Iron Co.                                          94
     5,700  Fluor Corp.                                                       265
     8,700  KBR, Inc.                                                         206
     3,100  URS Corp.*                                                         92
                                                                      -----------
                                                                              657
                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     5,200  AGCO Corp.*                                                       180
     2,900  Caterpillar, Inc.                                                 214
     2,600  Cummins, Inc.                                                     212
     1,900  Joy Global, Inc.                                                  119
                                                                      -----------
                                                                              725
                                                                      -----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
     3,800  Cintas Corp.                                                      107
                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.4%)
     1,400  Gardner Denver, Inc.                                      $        89
     2,700  Kennametal, Inc.                                                   88
     8,800  Timken Co.                                                        289
                                                                      -----------
                                                                              466
                                                                      -----------
            TRUCKING (0.1%)
     3,800  Ryder System, Inc.                                                142
                                                                      -----------
            Total Industrials                                               2,619
                                                                      -----------
            INFORMATION TECHNOLOGY (2.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
     1,500  ANSYS, Inc.*                                                       74
     3,500  TIBCO Software, Inc.*                                              78
                                                                      -----------
                                                                              152
                                                                      -----------
            COMMUNICATIONS EQUIPMENT (0.2%)
     6,800  EchoStar Corp. "A"*                                               154
     3,100  Motorola Solutions, Inc.                                          130
                                                                      -----------
                                                                              284
                                                                      -----------
            COMPUTER HARDWARE (0.3%)
    23,500  Dell, Inc.*                                                       333
                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
     2,900  Lexmark International, Inc. "A"*                                   78
                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
     1,700  Alliance Data Systems Corp.*                                      158
     2,700  Automatic Data Processing, Inc.                                   127
     5,900  Total System Services, Inc.                                       100
     1,200  Visa, Inc. "A"                                                    103
                                                                      -----------
                                                                              488
                                                                      -----------
            ELECTRONIC COMPONENTS (0.1%)
    19,300  Vishay Intertechnology, Inc.*                                     161
                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.3%)
     7,900  IAC/InterActiveCorp.*                                             312
                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (0.2%)
     7,200  KLA-Tencor Corp.                                                  276
                                                                      -----------
            SEMICONDUCTORS (0.4%)
     7,000  Altera Corp.                                                      220
    45,700  LSI Corp.*                                                        237
                                                                      -----------
                                                                              457
                                                                      -----------
            SYSTEMS SOFTWARE (0.2%)
    17,500  Symantec Corp.*                                                   285
                                                                      -----------
            TECHNOLOGY DISTRIBUTORS (0.1%)
     3,100  Tech Data Corp.*                                                  134
                                                                      -----------
            Total Information Technology                                    2,960
                                                                      -----------
            MATERIALS (0.9%)
            ----------------
            DIVERSIFIED CHEMICALS (0.1%)
     4,400  E.I. du Pont de Nemours & Co.                                     176
                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     1,800  CF Industries Holdings, Inc.                                      222
                                                                      -----------
            PAPER PRODUCTS (0.4%)
     3,500  Domtar Corp.                                                      238

================================================================================

5  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
     8,200  International Paper Co.                                   $       191
                                                                      -----------
                                                                              429
                                                                      -----------
            SPECIALTY CHEMICALS (0.2%)
     3,200  Rockwood Holdings, Inc.*                                          108
     2,900  W.R. Grace & Co.*                                                  97
                                                                      -----------
                                                                              205
                                                                      -----------
            Total Materials                                                 1,032
                                                                      -----------

            TELECOMMUNICATION SERVICES (0.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     9,600  Verizon Communications, Inc.                                      353
                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    10,600  Telephone & Data Systems, Inc.                                    225
     2,800  U.S. Cellular Corp.*                                              111
                                                                      -----------
                                                                              336
                                                                      -----------
            Total Telecommunication Services                                  689
                                                                      -----------
            UTILITIES (0.4%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    33,400  Genon Energy, Inc.*                                                93
     4,796  NRG Energy, Inc.*                                                 102
                                                                      -----------
                                                                              195
                                                                      -----------
            MULTI-UTILITIES (0.3%)
    11,600  Ameren Corp.                                                      345
                                                                      -----------
            Total Utilities                                                   540
                                                                      -----------
            Total Common Stocks (cost: $27,668)                            24,949
                                                                      -----------
            EXCHANGE-TRADED FUNDS (62.9%)

            DOMESTIC EXCHANGE-TRADED FUNDS (48.5%)
        47  Energy Select Sector SPDR Fund                                  2,728
       454  SPDR S&P 500 ETF Trust (b)                                     51,328
        61  Vanguard Energy ETF (b)                                         5,246
                                                                      -----------
                                                                           59,302
                                                                      -----------
            FOREIGN EXCHANGE-TRADED FUNDS (14.4%)
       198  iShares MSCI Germany Index Fund                                 3,619
       389  Vanguard MSCI Emerging Markets ETF (b)                         13,972
                                                                      -----------
                                                                           17,591
                                                                      -----------
            Total Exchange-Traded Funds (cost: $83,031)                    76,893
                                                                      -----------
            MONEY MARKET INSTRUMENTS (13.3%)

            MONEY MARKET FUNDS (13.3%)
16,329,923  State Street Institutional Liquid Reserve Fund, 0.09% (c)      16,330
                                                                      -----------
            Total Long Positions (cost: $127,029)                         118,172
                                                                      -----------
            TOTAL INVESTMENTS (COST: $127,029)                            118,172
                                                                      ===========

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                                                   Portfolio of Investments |  6

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            SHORT POSITIONS (20.8%)

            COMMON STOCKS (20.8%)

            CONSUMER DISCRETIONARY (3.2%)
            -----------------------------
            APPAREL RETAIL (0.3%)
     7,000  Guess?, Inc.                                              $       199
    10,100  Urban Outfitters, Inc.*                                           226
                                                                      -----------
                                                                              425
                                                                      -----------
            AUTOMOBILE MANUFACTURERS (0.3%)
    22,900  Ford Motor Co.*                                                   222
     5,200  Thor Industries, Inc.                                             115
                                                                      -----------
                                                                              337
                                                                      -----------
            AUTOMOTIVE RETAIL (0.2%)
       900  AutoZone, Inc.*                                                   287
                                                                      -----------
            CABLE & SATELLITE (0.2%)
    13,300  Cablevision Systems Corp. "A"                                     209
                                                                      -----------
            CASINOS & GAMING (0.3%)
     8,300  Bally Technologies, Inc.*                                         224
     9,800  WMS Industries, Inc.*                                             172
                                                                      -----------
                                                                              396
                                                                      -----------
            EDUCATION SERVICES (0.1%)
     5,200  DeVry, Inc.                                                       192
                                                                      -----------
            GENERAL MERCHANDISE STORES (0.2%)
     3,800  Family Dollar Stores, Inc.                                        193
                                                                      -----------
            HOME IMPROVEMENT RETAIL (0.2%)
    12,700  Lowe's Companies, Inc.                                            246
                                                                      -----------
            HOMEBUILDING (0.5%)
    15,100  D.R. Horton, Inc.                                                 136
    14,300  Lennar Corp. "A"                                                  194
    31,600  Pulte Group, Inc.*                                                125
     8,300  Toll Brothers, Inc.*                                              120
                                                                      -----------
                                                                              575
                                                                      -----------
            HOUSEWARES & SPECIALTIES (0.1%)
     3,200  Fortune Brands, Inc.                                              173
                                                                      -----------
            INTERNET RETAIL (0.3%)
     1,500  Amazon.com, Inc.*                                                 324
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.5%)
    15,200  DreamWorks Animation SKG, Inc. "A"*                               276
    10,500  Walt Disney Co.                                                   317
                                                                      -----------
                                                                              593
                                                                      -----------
            Total Consumer Discretionary                                    3,950
                                                                      -----------
            CONSUMER STAPLES (2.4%)
            -----------------------
            BREWERS (0.2%)
     5,000  Molson Coors Brewing Co. "B"                                      198
                                                                      -----------
            FOOD DISTRIBUTORS (0.2%)
    10,500  Sysco Corp.                                                       272
                                                                      -----------

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7  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (0.3%)
     2,800  Clorox Co.                                                $       186
     3,000  Procter & Gamble Co.                                              189
                                                                      -----------
                                                                              375
                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.1%)
     2,300  Wal-Mart Stores, Inc.                                             119
                                                                      -----------
            PACKAGED FOODS & MEAT (0.8%)
     8,800  General Mills, Inc.                                               338
       900  Green Mountain Coffee Roasters, Inc.*                              84
     5,300  Kellogg Co.                                                       282
    15,000  Sara Lee Corp.                                                    245
                                                                      -----------
                                                                              949
                                                                      -----------
            PERSONAL PRODUCTS (0.1%)
     8,300  Avon Products, Inc.                                               163
                                                                      -----------
            SOFT DRINKS (0.5%)
     4,700  Coca-Cola Co.                                                     318
     4,900  PepsiCo, Inc.                                                     303
                                                                      -----------
                                                                              621
                                                                      -----------
            TOBACCO (0.2%)
     2,200  Lorillard, Inc.                                                   244
                                                                      -----------
            Total Consumer Staples                                          2,941
                                                                      -----------
            ENERGY (1.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     3,900  Peabody Energy Corp.                                              132
                                                                      -----------
            INTEGRATED OIL & GAS (0.1%)
     1,500  Exxon Mobil Corp.                                                 109
                                                                      -----------
            OIL & GAS DRILLING (0.1%)
     4,400  Rowan Companies, Inc.*                                            133
                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
     5,900  Tidewater, Inc.                                                   248
                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     2,900  Continental Resources, Inc.*                                      140
     2,600  EOG Resources, Inc.                                               185
     6,400  Forest Oil Corp.*                                                  92
     2,800  Pioneer Natural Resources Co.                                     184
     8,000  Ultra Petroleum Corp.*                                            222
                                                                      -----------
                                                                              823
                                                                      -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    12,000  El Paso Corp.                                                     210
    13,400  Spectra Energy Corp.                                              328
                                                                      -----------
                                                                              538
                                                                      -----------
            Total Energy                                                    1,983
                                                                      -----------
            FINANCIALS (3.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
     7,300  Northern Trust Corp.                                              255
                                                                      -----------
            DIVERSIFIED BANKS (0.1%)
     6,200  U.S. Bancorp                                                      146
                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.5%)
    21,300  Charles Schwab Corp.                                              240
     3,200  Goldman Sachs Group, Inc.                                         302

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                                                   Portfolio of Investments |  8

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
     3,300  Raymond James Financial, Inc.                             $        86
                                                                      -----------
                                                                              628
                                                                      -----------
            MULTI-LINE INSURANCE (0.3%)
    26,900  Genworth Financial, Inc. "A"*                                     154
     6,700  Loews Corp.                                                       232
                                                                      -----------
                                                                              386
                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    19,300  Bank of America Corp.                                             118
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
    13,500  Old Republic International Corp.                                  120
     6,900  Progressive Corp.                                                 123
                                                                      -----------
                                                                              243
                                                                      -----------
            REGIONAL BANKS (0.3%)
     3,400  Cullen/Frost Bankers, Inc.                                        156
    25,900  TCF Financial Corp.                                               237
                                                                      -----------
                                                                              393
                                                                      -----------
            REINSURANCE (0.1%)
     1,700  RenaissanceRe Holdings Ltd.                                       109
                                                                      -----------
            REITs - INDUSTRIAL (0.2%)
     6,400  ProLogis, Inc.                                                    155
                                                                      -----------
            REITs - OFFICE (0.4%)
     3,000  Boston Properties, Inc.                                           267
     9,300  Corporate Office Properties Trust                                 203
                                                                      -----------
                                                                              470
                                                                      -----------
            REITs - RESIDENTIAL (0.2%)
     1,900  BRE Properties, Inc.                                               81
     7,600  UDR, Inc.                                                         168
                                                                      -----------
                                                                              249
                                                                      -----------
            REITs - RETAIL (0.3%)
     1,100  Federal Realty Investment Trust                                    90
    12,300  General Growth Properties                                         149
     2,200  Taubman Centers, Inc.                                             111
                                                                      -----------
                                                                              350
                                                                      -----------
            REITs - SPECIALIZED (0.1%)
     3,200  Health Care REIT, Inc.                                            150
                                                                      -----------
            THRIFTS & MORTGAGE FINANCE (0.4%)
    27,000  Hudson City Bancorp, Inc.                                         153
    27,800  New York Community Bancorp, Inc.                                  331
                                                                      -----------
                                                                              484
                                                                      -----------
            Total Financials                                                4,136
                                                                      -----------
            HEALTH CARE (2.8%)
            ------------------
            BIOTECHNOLOGY (0.6%)
     6,800  BioMarin Pharmaceutical, Inc.*                                    217
    11,400  Dendreon Corp.*                                                   102
     2,900  Pharmasset, Inc.*                                                 239
     3,300  Regeneron Pharmaceuticals, Inc.*                                  192
                                                                      -----------
                                                                              750
                                                                      -----------
            HEALTH CARE DISTRIBUTORS (0.1%)
     4,300  Patterson Companies, Inc.                                         123
                                                                      -----------
            HEALTH CARE EQUIPMENT (0.7%)
     2,400  Edwards Lifesciences Corp.*                                       171
     2,500  Gen-Probe, Inc.*                                                  143

================================================================================

9  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
     4,000  Hospira, Inc.*                                            $       148
    10,200  ResMed, Inc.*                                                     294
     2,100  St. Jude Medical, Inc.                                             76
                                                                      -----------
                                                                              832
                                                                      -----------
            HEALTH CARE FACILITIES (0.3%)
     5,700  Brookdale Senior Living, Inc.*                                     72
     8,000  HCA Holdings, Inc.*                                               161
    12,000  VCA Antech, Inc.*                                                 192
                                                                      -----------
                                                                              425
                                                                      -----------
            HEALTH CARE SERVICES (0.7%)
     6,200  Express Scripts, Inc.*                                            230
     2,800  Laboratory Corp. of America Holdings*                             221
     4,900  Lincare Holdings, Inc.                                            110
     6,700  Quest Diagnostics, Inc.                                           331
                                                                      -----------
                                                                              892
                                                                      -----------
            HEALTH CARE SUPPLIES (0.1%)
     5,300  Alere, Inc.*                                                      104
                                                                      -----------
            HEALTH CARE TECHNOLOGY (0.2%)
    12,500  Allscripts - Misys Healthcare Solutions, Inc.*                    225
                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
     2,800  Illumina, Inc.*                                                   115
                                                                      -----------
            Total Health Care                                               3,466
                                                                      -----------
            INDUSTRIALS (2.7%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
     6,000  Rockwell Collins, Inc.                                            317
     9,000  Spirit AeroSystems Holdings, Inc. "A"*                            143
                                                                      -----------
                                                                              460
                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.5%)
     3,400  C.H. Robinson Worldwide, Inc.                                     233
     3,900  United Parcel Service, Inc. "B"                                   246
     6,800  UTi Worldwide, Inc.                                                89
                                                                      -----------
                                                                              568
                                                                      -----------
            BUILDING PRODUCTS (0.4%)
     9,300  Lennox International, Inc.                                        240
    28,700  Masco Corp.                                                       204
                                                                      -----------
                                                                              444
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.1%)
     8,700  Shaw Group, Inc.*                                                 189
                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     9,000  Terex Corp.*                                                       92
                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     2,600  Emerson Electric Co.                                              108
                                                                      -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     9,600  Waste Management, Inc.                                            313
                                                                      -----------
            INDUSTRIAL CONGLOMERATES (0.4%)
     3,000  3M Co.                                                            215
    20,000  General Electric Co.                                              305
                                                                      -----------
                                                                              520
                                                                      -----------
            INDUSTRIAL MACHINERY (0.3%)
     6,500  Illinois Tool Works, Inc.                                         270
     2,800  Ingersoll-Rand plc                                                 79
                                                                      -----------
                                                                              349
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            OFFICE SERVICES & SUPPLIES (0.1%)
     3,900  Avery Dennison Corp.                                      $        98
                                                                      -----------
            RESEARCH & CONSULTING SERVICES (0.1%)
     1,900  Dun & Bradstreet Corp.                                            116
                                                                      -----------
            Total Industrials                                               3,257
                                                                      -----------
            INFORMATION TECHNOLOGY (2.1%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
     7,500  Adobe Systems, Inc.*                                              181
                                                                      -----------
            COMMUNICATIONS EQUIPMENT (0.2%)
     6,300  Juniper Networks, Inc.*                                           109
     3,300  Motorola Mobility Holdings, Inc.*                                 124
                                                                      -----------
                                                                              233
                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
       400  MasterCard, Inc. "A"                                              127
                                                                      -----------
            ELECTRONIC COMPONENTS (0.2%)
     5,400  Amphenol Corp. "A"                                                220
                                                                      -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     7,900  FLIR Systems, Inc.                                                198
                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.3%)
    12,000  Akamai Technologies, Inc.*                                        239
     1,300  Equinix, Inc.*                                                    115
                                                                      -----------
                                                                              354
                                                                      -----------
            IT CONSULTING & OTHER SERVICES (0.1%)
    11,600  SAIC, Inc.*                                                       137
                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    21,000  MEMC Electronic Materials, Inc.*                                  110
                                                                      -----------
            SEMICONDUCTORS (0.9%)
    21,100  Advanced Micro Devices, Inc.*                                     107
    12,700  Intersil Corp. "A"                                                131
     7,500  Linear Technology Corp.                                           207
     9,100  Silicon Laboratories, Inc.*                                       305
    12,100  Texas Instruments, Inc.                                           323
                                                                      -----------
                                                                            1,073
                                                                      -----------
            Total Information Technology                                    2,633
                                                                      -----------
            MATERIALS (1.1%)
            ----------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     2,200  Scotts Miracle-Gro Co. "A"                                         98
                                                                      -----------
            FOREST PRODUCTS (0.1%)
     7,800  Weyerhaeuser Co.                                                  122
                                                                      -----------
            GOLD (0.1%)
     1,400  Royal Gold, Inc.                                                   90
                                                                      -----------
            PAPER PACKAGING (0.3%)
     9,700  Bemis Co., Inc.                                                   284
     5,800  Temple-Inland, Inc.                                               182
                                                                      -----------
                                                                              466
                                                                      -----------
            SPECIALTY CHEMICALS (0.4%)
     3,200  International Flavors & Fragrances, Inc.                          180
     4,200  Sherwin-Williams Co.                                              312
                                                                      -----------
                                                                              492
                                                                      -----------

================================================================================

11  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            STEEL (0.1%)
     3,600  United States Steel Corp.                                 $        79
                                                                      -----------
            Total Materials                                                 1,347
                                                                      -----------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     6,400  CenturyLink, Inc.                                                 212
    37,200  Frontier Communications Corp.                                     227
    12,900  Windstream Corp.                                                  150
                                                                      -----------
                                                                              589
                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     3,700  Crown Castle International Corp.*                                 151
     9,000  SBA Communications Corp. "A"*                                     310
                                                                      -----------
                                                                              461
                                                                      -----------
            Total Telecommunication Services                                1,050
                                                                      -----------
            UTILITIES (0.6%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
     4,700  Great Plains Energy, Inc.                                          91
    11,100  NV Energy, Inc.                                                   163
    10,900  PPL Corp.                                                         311
                                                                      -----------
                                                                              565
                                                                      -----------
            MULTI-UTILITIES (0.1%)
     7,100  TECO Energy, Inc.                                                 122
                                                                      -----------
            Total Utilities                                                   687
                                                                      -----------
            Total Common Stocks (proceeds: $30,088)                        25,450
                                                                      -----------

            TOTAL SHORT POSITIONS (PROCEEDS: $30,088)                 $    25,450
                                                                      ===========

NUMBER
OF
CONTRACTS
---------------------------------------------------------------------------------
            PURCHASED OPTIONS (2.4%)
       400  Put - iShares MSCI EAFE Index expiring
              October 21, 2011 at 46                                           65
       300  Put - IShares MSCI EAFE Index expiring
              October 21, 2011 at 48                                           70
     3,000  Put - iShares MSCI Emerging Markets Index expiring
              October 21, 2011 at 33                                          345
       900  Put - iShares MSCI Emerging Markets Index expiring
              October 21, 2011 at 35                                          163
       500  Put - S&P 500 Index expiring October 21, 2011 at 1140           2,338
                                                                      -----------
            TOTAL PURCHASED OPTIONS (COST: $1,854)                    $     2,981
                                                                      ===========
            WRITTEN OPTIONS (0.6%)
      (400) Call - iShares MSCI EAFE Index expiring
              October 21, 2011 at 50                                          (45)
      (200) Call - iShares MSCI EAFE Index expiring
              October 21, 2011 at 51                                          (14)
    (2,000) Call - iShares MSCI Emerging Markets Index expiring
              October 21, 2011 at 40                                          (42)
      (500) Call - S&P 500 Index expiring October 21, 2011 at 1210           (495)
    (2,000) Put - iShares MSCI Emerging Markets Index expiring
              October 21, 2011 at 31                                         (135)
                                                                      -----------
            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,614)         $      (731)
                                                                      ===========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                            --------------------------------------------------
                                              (LEVEL 1)          (LEVEL 2)
                                            QUOTED PRICES          OTHER            (LEVEL 3)
                                              IN ACTIVE         SIGNIFICANT        SIGNIFICANT
                                               MARKETS          OBSERVABLE        UNOBSERVABLE
                                            FOR IDENTICAL         INPUTS              INPUTS
ASSETS                                         ASSETS                                                   TOTAL
-------------------------------------------------------------------------------------------------------------
LONG POSITIONS:
  COMMON STOCKS                             $      24,949       $        --       $         --     $   24,949
  EXCHANGE-TRADED FUNDS                            76,893                --                 --         76,893
  MONEY MARKET INSTRUMENTS                         16,330                --                 --         16,330
PURCHASED OPTIONS                                   2,981                --                 --          2,981
-------------------------------------------------------------------------------------------------------------
Total                                       $     121,153       $        --       $         --     $  121,153
-------------------------------------------------------------------------------------------------------------

                                              (LEVEL 1)          (LEVEL 2)
                                            QUOTED PRICES          OTHER            (LEVEL 3)
                                              IN ACTIVE         SIGNIFICANT        SIGNIFICANT
                                               MARKETS          OBSERVABLE        UNOBSERVABLE
                                            FOR IDENTICAL         INPUTS             INPUTS
LIABILITIES                                  LIABILITIES                                                TOTAL
-------------------------------------------------------------------------------------------------------------
SHORT POSITIONS:
  COMMON STOCKS                             $     (25,450)      $        --       $         --     $  (25,450)
WRITTEN OPTIONS                                      (731)               --                 --           (731)
-------------------------------------------------------------------------------------------------------------
TOTAL                                       $     (26,181)      $        --       $         --     $  (26,181)
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through September 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Total Return Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

14  | USAA Total Return Strategy Fund

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

15  | USAA Total Return Strategy Fund

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

E. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" for the Fund. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount recorded as a liability. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

F. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares

================================================================================

17  | USAA Total Return Strategy Fund

================================================================================

of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

G. As of September 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2011, were $2,072,000 and $9,802,000, respectively, resulting in net unrealized depreciation of $7,730,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $122,334,000 at September 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.2% of net assets at September 30, 2011.

I. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares     Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT        Real estate investment trust
SPDR        Exchange-traded funds, managed by State Street Global Advisors, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES

(a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.
(b) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at September 30, 2011.
(c) Rate represents the money market fund annualized seven-day yield at September 30, 2011.
*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  18




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended SEPTEMBER 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/28/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     11/28/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/28/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.